Additional cash flow information	12 Months Ended
Dec. 31, 2020
Disclosure Of Information About Additional Cash Flow Information [Abstract]
Additional cash flow information
8.	Additional cash flow information

Net change in non-cash operating working capital

	2020	2019*
Trade and other receivables	(16,399)	58,763
Inventoried supplies	2,200	2,292
Prepaid expenses	192	3,839
Trade and other payables	47,668	(48,557)
	33,661	16,337

* Recasted for changes in presentation (see note 24)